Expense Example, No Redemption (Vanguard LifeStrategy Conservative Growth Fund Retail)	Vanguard LifeStrategy Conservative Growth Fund Vanguard LifeStrategy Conservative Growth Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192